Debt - Schedule of Long-Term Debt Components (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Capital Lease		$ 0.1
Transaction Costs	$ (6.3)	(1.5)
Total	498.1	609.0
2017 Credit Agreement [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Credit Agreement	73.1
2017 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit Agreement	181.3
2017 Credit Agreement [Member] | First In Last Out Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit Agreement	100.0
2013 Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Note Purchase Agreement	$ 150.0	150.0
Receivables Securitization Program [Member]
Debt Instrument [Line Items]
Credit Agreement		200.0
2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Credit Agreement		$ 260.4